Schedule of Investments
May 31, 2020 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.94%

Air Transportation, Scheduled - 0.57%
Skywest, Inc.	511	16,388

Beverages - 1.29%
Coca-Cola Co.	800	37,344

Chemicals & Allied Products - 1.15%
Balchem Corp. (2)	329	33,114

Construction Special Trade Contractors - 1.79%
TopBuild Corp. (2)	450	51,610

Cutlery, Handtools & General Hardware - 1.15%
Simpson Manufacturing Co., Inc.	413	33,065

Electric & Other Services Combined - 0.94%
Avista Corp.	692	27,106

Electric Services - 1.09%
OGE Energy Corp.	1,000	31,320

Electromedical & Electrotherapeutic Apparatus - 0.77%
Conmed Corp.	301	22,096

Electronic Components & Accessories - 1.57%
Universal Display Corp.	309	45,299

Electronic Computers - 2.20%
Apple, Inc.	114	36,245
Omnicell, Inc. (2)	405	27,099

		63,344

Fabricated Rubber Products, Nec - 3.32%
Carlisle Cos., Inc.	204	24,451
West Pharmaceutical Services, Inc.	330	71,293

		95,744

Fats & Oils - 0.96%
Darling Ingredients, Inc. (2)	1,183	27,576

Fire, Marine & Casualty Insurance - 1.69%
Alleghany Corp.	42	21,550
Berkshire Hathaway, Inc. Class-B (2)	147	27,280

		48,830

Footwear (No Rubber) - 0.63%
Steven Madden, Ltd.	769	18,087

Gas & Other Services Combined - 0.82%
UGI Corp.	744	23,689

Guided Missiles & Space Vehicles & Parts - 1.11%
Aerojet Rocketdyne Holdings, Inc. (2)	731	32,054

Hospital & Medical Service Plans - 1.56%
United Health Group, Inc.	148	45,118

In Vitro & In Vivo Diagnostic Substances - 1.85%
Neogen Corp. (2)	750	53,415

Industrial Instruments For Measurement, Display & Control - 1.16%
Cognex Corp.	589	33,420

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.47%
Teradyne, Inc.	631	42,290

Insurance Agents Brokers & Services - 1.18%
Brown & Brown, Inc.	845	33,969

Life insurance - 0.96%
Reinsurance Group of America, Inc.	304	27,588

Measuring & Controlling Devices, Nec - 1.07%
Trimble, Inc. (2)	793	31,022

National Commercial Banks - 3.42%
Bank of America Corp.	938	22,625
Community Bank Systems, Inc.	618	36,722
JP Morgan Chase & Co.	238	23,160
Wells Fargo & Co.	616	16,305

		98,812

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.49%
RPM International, Inc.	575	42,999

Petroleum Refining - 2.41%
Chevron Corp.	376	34,479
Exxon Mobil Corp.	774	35,194

		69,673

Pharmaceutical Preparations - 4.68%
Johnson & Johnson	350	52,062
Merck & Co., Inc.	485	39,149
Pfizer, Inc.	1,151	43,957

		135,168

Real Estate Agents & Managers (For Others) - 0.67%
Jones Lang Lasalle, Inc. (2)	190	19,456

Real Estate Investment Trusts - 4.72%
Camden Property Trust	315	28,845
Medical Properties Trust, Inc.	1,600	28,928
National Retail Properties, Inc.	627	19,682
Omega Healthcare Investors, Inc.	797	24,819
Prologis, Inc.	372	34,038

		136,312

Retail-Auto Dealers & Gasoline Stations - 0.94%
Lithia Motors, Inc.	224	27,012

Retail-Catalog & Mail-Order Houses - 2.12%
Amazon.com, Inc. (2)	25	61,059

Retail-Furniture Stores - 1.17%
RH-Restoration Hardware (2)	156	33,835

Retail-Lumber & Other Building Materials Dealers - 1.72%
Home Depot, Inc.	200	49,696

Search, Detection, Navigation, Guidance, Aeronautical Systems & Instruments - 1.62%
Teledyne Technologies, Inc. (2)	125	46,765

Semiconductors & Related Devices - 2.96%
Intel Corp.	800	50,344
Viavi Solutions, Inc. (2)	3,033	35,152

		85,496

Services-Business Services - 5.76%
Fair Isaac, Inc. (2)	129	51,942
MasterCard, Inc. Class-A	162	48,744
Visa, Inc. Class-A	177	34,557
Wex, Inc. (2)	210	31,097

		166,340

Services-computer Programming, Data Processing, Etc. - 5.84%
Alphabet, Inc. Class-A (2)	25	35,838
Alphabet, Inc. Class-C (2)	35	50,012
Facebook, Inc. Class-A(2)	162	36,465
Factset Research Systems, Inc.	150	46,127

		168,442

Services-Educational Services - 1.83%
Strategic Education, Inc.	312	52,925

Services-Home Health Care Services - 1.69%
LHC Group, Inc.	300	48,753

Services-Management Consulting Services - 1.75%
Exponent, Inc.	680	50,483

Services-Miscellaneous Amusement & Recreation - 0.93%
Walt Disney Co. (2)	230	26,979

Services-Personal Services - 1.02%
UniFirst Corp.	163	29,307

Services-Prepackaged Software - 2.78%
Microsoft Corp.	210	38,483
Tyler Technologies, Inc. (2)	111	41,659

		80,142

Services-Testing Laboratories - 1.06%
NeoGenomics, Inc. (2)	1,141	30,453

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.07%
Procter & Gamble Co.	266	30,835

Special Industry Machinery (No Metalworking Machinery) - 1.20%
John Bean Technologies Corp.	420	34,503

Special Industry Machinery (No Metalworking Machinery) - 1.51%
Brooks Automation, Inc.	1,087	43,447

State Commercial Banks - 1.03%
Glacier Bancorp, Inc.	722	29,739

Telephone Communications (No Radio Telephone) - 1.99%
AT&T, Inc.	850	26,231
Verizon Communications, Inc.	543	31,157

		57,388

Water Supply - 2.78%
American States Water Co.	600	49,206
Essential Utilities, Inc.	709	31,026

		80,232

Wholesale-Groceries & Related Products - 1.51%
Domino's Pizza, Inc.	113	43,600

Total Common Stock	(Cost $ 2,870,073)	2,653,339

Money Market Registered Investment Companies - 8.13%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.44% (3)	234,552	234,552

Total Money Market Registered Investment Companies	(Cost $ 234,552)	234,552

Total Investments - 100.07%	(Cost $ 3,104,626)	2,887,891

Liabilities in Excess of Other Assets - (0.07%)		(2,071)

Total Net Assets - 100.00%		2,885,820

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$2,887,891	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,887,891	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2020.